Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 5
Entity Registrant Name	AGAPE ATP CORPORATION
Entity Central Index Key	0001713210
Entity Primary SIC Number	8000
Entity Tax Identification Number	36-4838886
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1705 – 1708, Level 17, Tower 2
Entity Address, Address Line Two	Faber Towers
Entity Address, Address Line Three	Jalan Desa Bahagia
Entity Address, City or Town	Kuala Lumpur
Entity Address, Postal Zip Code	58100
City Area Code	(60)
Local Phone Number	192230099
Entity Small Business Flag	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false